Commitments (Details Textual) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 12, 2018	Jul. 02, 2018	Sep. 19, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2013	Sep. 13, 2017
Commitments (Textual)
Lease, description	Safe-T signed an amendment to lease additional space for approximately $1.5 thousand. The leases will expire on December 31, 2019.		Safe-T Inc. signed an extension to its office lease agreement, according to which Safe-T Inc. will lease its offices for a monthly fee of approximately $1.3 thousand. The lease will expire on April 30, 2020.				Safe-T entered into an office lease agreement for the premises it uses, included an option to extend the lease with a lease fee increase of 6%.
Monthly lease fee								$ 17
Royalties payable, description		Royalties are payable at the rate of 3% to 3.5% of the proceeds from such sales.		Royalties are payable at the rate of 3% to 3.5% of the proceeds from such sales.
Total grants received						$ 146
Royalties paid				$ 43	$ 26
Presents liabilities to IIA				$ 49	$ 92